CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	2 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 22, 2022		Sep. 30, 2022	Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ 3,706		$ (48)	$ (691)		$ (587)		$ (4,663)		$ (1,222)
Net (loss)/profit from continuing operations	3,739		(50)	(615)		(572)		(4,430)		(703)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(33)		2	(76)		(15)		(233)		(519)
Net operating net loss adjustments related to discontinued operations	38	[1]	1 [1]	84	[1]	10	[2]	211	[2]	526	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	17		68	95		127		318		397
Amortization of unfavorable and favorable contracts	0		22	0		0		1		105
Share of results from associated companies	2		7	(3)		(3)		0		22
Gain on disposals	(2)		(1)	(22)		(47)		(15)		0
Unrealized loss related to derivatives						0		3		37
Fair value measurement on deconsolidation of VIE						0		(509)		0
Loss on impairment of long-lived assets	0		0	152		152		4,087		0
Loss on impairment of intangibles	0		0	152		0		21		0
Loss on impairment of investments						0		0		6
Deferred tax benefit	(4)		2	1		(3)		(7)		(60)
Unrealized foreign exchange loss	(6)		3	2		2		19		(3)
Unrealized gain on derivative	(1)		(8)	0
Payment in kind interest	0		30	0
Amortization of discount on debt	7		(1)	73		84		121		36
Fresh Start valuation adjustments	(266)		0	0
Change in allowance for credit losses	(1)		0	47		34		144		0
Non-cash reorganization items	(3,487)		0	168		176		0		0
Other cash movements in operating activities:
Payments for long-term maintenance	(2)		(59)	(31)		(55)		(110)		(105)
Repayments made under lease arrangements	(11)		0	(40)		(46)		0		0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals:
Trade accounts receivable	(11)		26	(7)		(41)		49		25
Trade accounts payable	0		22	13		15		(37)		3
Prepaid expenses/accrued revenue	0		(19)	5		(4)		(54)		(1)
Deferred revenue	(18)		(1)	8		7		(5)		13
Deferred mobilization costs	(4)		(75)	(6)
Related party receivables	(13)		(20)	(19)		(6)		(103)		(8)
Related party payables	0		0	3		(7)		(5)		(30)
Other assets	(4)		30	(19)		(21)		33		(16)
Other liabilities	4		9	72		59		73		14
Other, net						0		8		5
Net cash used in operating activities	(56)		(12)	(115)		(154)		(420)		(256)
Cash Flows from Investing Activities
Additions to drilling units and equipment	(18)		(108)	(24)		(29)		(27)		(48)
Proceeds from disposal of assets	2		1	18
Funds advanced to discontinued operations	(20)		(16)	0
Impact to cash resulting from deconsolidation of VIE						0		(22)		0
Impact on cash from deconsolidation of discontinued operation	(94)		0	0
Purchase of call option for non-controlling interest shares						0		(11)		0
Investment in associated companies						0		0		(25)
Cash flows from investing activities (discontinued operations)	0		(30)	(38)		23		36		47
Loans granted to related party						0		(8)		0
Proceeds from disposal of rigs						43		0		0
Net cash provided by/(used in) investing activities	(130)		(153)	(44)		37		(32)		(26)
Cash Flows from Financing Activities
Repayments of secured credit facilities	(160)		0	0		0		(36)		(34)
Purchase of redeemable AOD non-controlling interest						0		(31)		0
Proceeds from debt	175		0	0
Proceeds from convertible bond issuance	50		0	0
Net cash used in financing activities - discontinued operations	20		16	0		0		(96)		(333)
Net cash used in financing activities	85		16	0		0		(163)		(367)
Effect of exchange rate changes on cash and cash equivalents	6		(3)	(2)		(2)		(19)		3
Net decrease in cash and cash equivalents, including restricted cash	(95)		(152)	(161)		(119)		(634)		(646)
Cash and cash equivalents, including restricted cash, at beginning of the year	604		509	723		723		1,357		2,003
Cash and cash equivalents, including restricted cash, at the beginning of year - continuing operations	516	[3]	490	653	[3]	653	[3]	1,205	[3]	1,572
Cash and cash equivalents, including restricted cash, at the beginning of year - discontinued operations	88		19	70		70		152		431
Cash and cash equivalents, including restricted cash, at the end of year	509		357	562		604		723		1,357
Cash and cash equivalents, including restricted cash, at the end of year - continuing operations	490		349	521		516	[3]	653	[3]	1,205	[3]
Cash and cash equivalents, including restricted cash, at the end of year - discontinued operations	19		8	41		88		70		152
Supplementary disclosure of cash flow information
Interest paid	0		(31)	0		0		(174)		(378)
Taxes paid	(1)		(9)	(5)		(3)		(10)		(29)
Reorganization items, net paid	$ (56)		$ (11)	(49)		(100)		0		$ 0
Predecessor [Member]
Cash Flows from Financing Activities
Cash and cash equivalents, including restricted cash, at the beginning of year - continuing operations				652		652
Cash and cash equivalents, including restricted cash, at the beginning of year - discontinued operations				$ 71		$ 71
Cash and cash equivalents, including restricted cash, at the end of year - continuing operations								652
Cash and cash equivalents, including restricted cash, at the end of year - discontinued operations								$ 71

[1]	Relates to adjustments made to the net income/loss from discontinued operations to reconcile to net cash flows from operating activities from discontinued operations. The adjustments reconcile net loss to net cash used in operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of the effect of acquisitions and disposals. The net cash used in operating activities for the successor period from February 23, 2022 through September 30, 2022 was $3 million and for the predecessor period from January 1, 2022 through February 22, 2022 was $5 million provided by. (Nine months ended September 30, 2021 (Predecessor): $8 million provided by).
[2]	Relates to adjustments made to the net loss from discontinued operations to reconcile to net cash flows in operating activities from discontinued operations. The adjustments are made up of adjustments to reconcile net loss to net cash used in operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of effect of acquisitions and disposals. The net cash used in operating activities related to Discontinued operations for the year ended December 31, 2021 was $5 million (December 31, 2020: $22 million; December 31, 2019: $7 million generated from operating activities).
[3]	Comprised of cash and cash equivalents $293 million (2020: $485 million, 2019: $987 million), restricted cash $160 million (2020: $103 million, 2019: $135 million), and restricted cash included in non-current
assets $63 million (2020: $65 million, 2019: $83 million).